Revenue Recognition	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue Recognition
Note 4 – Revenue Recognition
The Company has determined that each of its products is distinct and represents a separate performance obligation. The customer can benefit from each product on its own or together with other resources that are readily available to the customer. The products are separately identifiable from other promises in the contract. Control over the Company’s products generally transfers to the customer upon shipment of the products from the Company’s warehouse facility. Therefore, revenue associated with product purchases is recognized at a point in time upon shipment to the intended customer.
Disaggregated Revenue
The Company generates revenue through manufacturing and selling Delivery Systems. In conjunction with the sale of Delivery Systems, the Company also sells Consumables that are used when customers provide a hydradermabrasion facial experience for their customers using a Delivery System. The Consumables are sold by the Company and are available for purchase separately from the purchase of a Delivery System.
The Company’s revenue disaggregated by major product line consists of the following for the periods indicated:

	Year Ended December 31,
(in thousands)	2021	2020	2019
Net Sales
Delivery Systems	$139,464	$53,372	$81,467
Consumables	120,622	65,720	85,156

Total net sales	$260,086	$119,092	$166,623

See Note 18 for revenue disaggregated by geographical region.